Exhibit 99.1

World Omni Auto Receivables Trust 2024-C

Monthly Servicer Certificate

May 31, 2026

Dates Covered
Collections Period	05/01/26 - 05/31/26
Interest Accrual Period	05/15/26 - 06/14/26
30/360 Days	30
Actual/360 Days	31
Distribution Date	06/15/26

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 04/30/26	502,546,276.66	22,972
Yield Supplement Overcollateralization Amount 04/30/26	28,442,729.34	0
Receivables Balance 04/30/26	530,989,006.00	22,972
Principal Payments	22,708,165.58	516
Defaulted Receivables	1,063,040.90	36
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 05/31/26	26,651,211.91	0
Pool Balance at 05/31/26	480,566,587.61	22,420

Pool Statistics	$ Amount	# of Accounts
Pool Factor	38.64%
Prepayment ABS Speed	1.49%
Aggregate Starting Principal Balance	1,312,595,946.50	46,537

Delinquent Receivables:
Past Due 31-60 days	9,849,837.13	344
Past Due 61-90 days	3,071,174.26	103
Past Due 91-120 days	586,714.55	23
Past Due 121+ days	0.00	0
Total	13,507,725.94	470

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.66%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.72%
Delinquency Trigger Occurred	NO

Recoveries	836,291.45
Aggregate Net Losses/(Gains) - May 2026	226,749.45
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.51%
Prior Net Losses/(Gains) Ratio	0.47%
Second Prior Net Losses/(Gains) Ratio	0.25%
Third Prior Net Losses/(Gains) Ratio	0.88%
Four Month Average	0.53%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.81%

Overcollateralization Target Amount	6,052,770.45
Actual Overcollateralization	6,052,770.45
Weighted Average Contract Rate	6.78%
Weighted Average Contract Rate, Yield Adjusted	10.03%
Weighted Average Remaining Term	43.68

Flow of Funds	$ Amount
Collections	26,408,360.77
Investment Earnings on Cash Accounts	11,812.13
Servicing Fee	(442,490.84)
Transfer to Collection Account	-
Available Funds	25,977,682.06

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	1,632,279.61
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	141,648.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	73,094.00
(7) Noteholders' Third Priority Principal Distributable Amount	15,926,918.60
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	6,052,770.45
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,150,971.40

Total Distributions of Available Funds	25,977,682.06

Servicing Fee	442,490.84
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,156,070,000.00
Original Class B	36,320,000.00
Original Class C	18,160,000.00

Total Class A, B, & C
Note Balance @ 05/15/26	496,493,506.21
Principal Paid	21,979,689.05
Note Balance @ 06/15/26	474,513,817.16

Class A-1
Note Balance @ 05/15/26	0.00
Principal Paid	0.00
Note Balance @ 06/15/26	0.00
Note Factor @ 06/15/26	0.0000000%

Class A-2a
Note Balance @ 05/15/26	0.00
Principal Paid	0.00
Note Balance @ 06/15/26	0.00
Note Factor @ 06/15/26	0.0000000%

Class A-2b
Note Balance @ 05/15/26	0.00
Principal Paid	0.00
Note Balance @ 06/15/26	0.00
Note Factor @ 06/15/26	0.0000000%

Class A-3
Note Balance @ 05/15/26	380,443,506.21
Principal Paid	21,979,689.05
Note Balance @ 06/15/26	358,463,817.16
Note Factor @ 06/15/26	88.9488380%

Class A-4
Note Balance @ 05/15/26	61,570,000.00
Principal Paid	0.00
Note Balance @ 06/15/26	61,570,000.00
Note Factor @ 06/15/26	100.0000000%

Class B
Note Balance @ 05/15/26	36,320,000.00
Principal Paid	0.00
Note Balance @ 06/15/26	36,320,000.00
Note Factor @ 06/15/26	100.0000000%

Class C
Note Balance @ 05/15/26	18,160,000.00
Principal Paid	0.00
Note Balance @ 06/15/26	18,160,000.00
Note Factor @ 06/15/26	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	1,847,021.61
Total Principal Paid	21,979,689.05
Total Paid	23,826,710.66

Class A-1
Coupon	5.36900%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	4.78000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
SOFR Rate	3.64285%
Coupon	4.11285%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	4.43000%
Interest Paid	1,404,470.61
Principal Paid	21,979,689.05
Total Paid to A-3 Holders	23,384,159.66

Class A-4
Coupon	4.44000%
Interest Paid	227,809.00
Principal Paid	0.00
Total Paid to A-4 Holders	227,809.00

Class B
Coupon	4.68000%
Interest Paid	141,648.00
Principal Paid	0.00
Total Paid to B Holders	141,648.00

Class C
Coupon	4.83000%
Interest Paid	73,094.00
Principal Paid	0.00
Total Paid to C Holders	73,094.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	1.5257706
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	18.1567792
Total Distribution Amount	19.6825498

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	3.4850387
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	54.5401713
Total A-3 Distribution Amount	58.0252100

A-4 Interest Distribution Amount	3.7000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.7000000

B Interest Distribution Amount	3.9000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	3.9000000

C Interest Distribution Amount	4.0250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.0250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	724.62
Noteholders' Principal Distributable Amount	275.38

Account Balances	$ Amount
Reserve Account
Balance as of 05/15/26	3,026,385.22
Investment Earnings	8,996.80
Investment Earnings Paid	(8,996.80)
Deposit/(Withdrawal)	-
Balance as of 06/15/26	3,026,385.22
Change	-

Required Reserve Amount	3,026,385.22